BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock Managed Volatility V.I. Fund

(the “Fund”)

Supplement dated September 15, 2017 to

the Prospectus dated May 1, 2017, as supplemented to date

Effective immediately, the following changes are made to the Prospectus:

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Managed Volatility V.I. Fund — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Philip Green	2008	Managing Director of BlackRock, Inc.
Michael Pensky	2017	Vice President of BlackRock, Inc.

The section of the Prospectus entitled “Details About the Fund — How The Fund Invests — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by a team of financial professionals. Philip Green and Michael Pensky are the Fund’s portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information — BlackRock Managed Volatility V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock Managed Volatility V.I. Fund

The Fund is managed by Philip Green and Michael Pensky, who are jointly and primarily responsible for the day-to-day management of the Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Philip Green	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2008	Managing Director of BlackRock, Inc. since 2006.
Michael Pensky	Jointly and primarily responsible for the day-to-day management of the Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund.	2017	Vice President of BlackRock, Inc. since 2016; Associate of BlackRock, Inc. from 2012 to 2015.

Shareholders should retain this Supplement for future reference.

PRO-VARMV-0917SUP